Long-term debt (Tables)	12 Months Ended
Dec. 31, 2017
Long-term Debt [Abstract]
Long-term debt, Principal payments
Twelve month periods ending	Amount
December 31, 2018	$173,958
December 31, 2019	268,745
December 31, 2020	75,665
December 31, 2021	132,152
December 31, 2022	57,880
December 31, 2023 and thereafter	47,814
Total Long term debt	$756,214
Unamortized debt issuance costs	7,119
Total Long term debt, net	$749,095
Current portion of long term debt	173,958
Long term debt, net	575,137

Interest and finance costs

	2015	2016	2017
Interest on long term debt and capital leases	$35,969	$40,449	$48,814
Less: Interest capitalized	(12,079)	(3,940)	(2,423)
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs from Other Comprehensive Income (Note 18)	2,416	1,252	852
Amortization of debt issuance costs	2,732	2,855	2,660
Other bank and finance charges	623	601	555
Interest and finance costs	$29,661	$41,217	$50,458